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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
            13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
                                  THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Stephen W. Kidder
Name of Institutional Investment Manager

   Hemenway & Barnes, LLP      60 State Street     Boston,      MA      02109
   Business Address               (Street)         (City)     (State)   (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2008.


                                                  Stephen W. Kidder
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.: Name:         13F File No.:
-----                   ------------- -----         -------------
1. Brian C. Broderick   28-11136      6. _________
2. Michael B. Elefante  28-06281      7. _________  _________
3. Timothy F. Fidgeon   28-06169      8. _________  _________
4. Michael J. Puzo      28-06165      9. _________  _________
5. Kurt F. Somerville   28-10379      10. ________  _________

* Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # STEPHEN W. KIDDER \ 28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:            ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- ----------------    --------  ------------------
                                                               SHARES OR                               VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                    ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION          MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------    --------  ----  ------  ----
                                                                         (A)    (B)    (C)             SOLE  SHARED  NONE
                                                                         ---    ---    ---             ----  ------  ----
A F L A C INC             COMMON STOCK   001055102      422644    6730                 XX                      6730
ABBOTT LABS               COMMON STOCK   002824100      726484   13715                 XX                     13715
AMGEN INC                 COMMON STOCK   031162100      225425    4780                 XX                      4780
APTARGROUP INC            COMMON STOCK   038336103      895633   21350                 XX                     21350
AUTOMATIC DATA            COMMON STOCK   053015103      533806   12740                 XX                     12740
PROCESSING
B P PLC ADR               COMMON STOCK   055622104      864129   12421                 XX                     12421
BERKSHIRE HATHAWAY INC    CLASS B        084670207      421260     105                 XX                       105
CANADIAN NATIONAL         COMMON STOCK   136375102      718796   14950                 XX                     14950
RAILWAY CO
CATERPILLAR INC           COMMON STOCK   149123101      590560    8000                 XX                      8000
CHEVRON CORP              COMMON STOCK   166764100      651780    6575                 XX                      6575
CHUBB CORPORATION         COMMON STOCK   171232101      568516   11600                 XX                     11600
CISCO SYS INC             COMMON STOCK   17275R102      257605   11075                 XX                     11075
COCA COLA CO              COMMON STOCK   191216100      408043    7850                 XX                      7850
E M C CORP                COMMON STOCK   268648102      572249   38955                 XX                     38955
EMERSON ELECTRIC CO       COMMON STOCK   291011104      878974   17775                 XX                     17775
ENCANA CORP               COMMON STOCK   292505104     1667202   18335                 XX                     18335
EXXON MOBIL CORP          COMMON STOCK   30231G102     1628554   18479                 XX                     18479
GENERAL ELECTRIC CO       COMMON STOCK   369604103     1512335   56663                 XX                     56663
GROUPE DANONE             SPONSORED ADR  399449107      231891   16500                 XX                     16500

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # STEPHEN W. KIDDER \ 28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:            ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- ----------------    --------  ------------------
                                                               SHARES OR                               VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                    ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION          MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------    --------  ----  ------  ----
                                                                         (A)    (B)    (C)             SOLE  SHARED  NONE
                                                                         ---    ---    ---             ----  ------  ----
HELMERICH & PAYNE INC     COMMON STOCK   423452101      532948    7400                 XX                      7400
HEWLETT PACKARD CO        COMMON STOCK   428236103      331575    7500                 XX                      7500
INTEL CORPORATION         COMMON STOCK   458140100     1170338   54485                 XX                     54485
JOHNSON & JOHNSON         COMMON STOCK   478160104     1525180   23705                 XX                     23705
LINCOLN NATL CORP IND     COMMON STOCK   534187109      753944   16636                 XX                     16636
MERCK & CO INC            COMMON STOCK   589331107      369362    9800                 XX                      9800
MICROSOFT CORP            COMMON STOCK   594918104      704669   25615                 XX                     25615
NOKIA CORP ADR A          COMMON STOCK   654902204      427525   17450                 XX                     17450
NOVARTIS AG ADR           COMMON STOCK   66987V109      651398   11835                 XX                     11835
NOVO NORDISK A/S ADR      COMMON STOCK   670100205      330000    5000                 XX                      5000
PEABODY ENERGY CORP       COMMON STOCK   704549104      218364    2480                 XX                      2480
PEPSICO INC               COMMON STOCK   713448108      352925    5550                 XX                      5550
PORTLAND GENERAL          COMMON STOCK   736508847      219570    9750                 XX                      9750
ELECTRIC CO
PROCTER & GAMBLE CO       COMMON STOCK   742718109     1800098   29602                 XX                     29602
ROCKWELL COLLINS INC      COMMON STOCK   774341101      201432    4200                 XX                      4200
ROYAL DUTCH SHELL PLC     SPONSORED      780259206      245130    3000                 XX                      3000
                          ADR
SCHLUMBERGER LTD          COMMON STOCK   806857108      202506    1885                 XX                      1885
SNAP ON INC               COMMON STOCK   833034101      210641    4050                 XX                      4050
SUNCOR ENERGY INC         COMMON STOCK   867229106      228412    3930                 XX                      3930
SYSCO CORP                COMMON STOCK   871829107      530943   19300                 XX                     19300

AS OF JUNE 30, 2008                            FORM 13F                  SEC FILE # STEPHEN W. KIDDER \ 28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:   ITEM 6:            ITEM 7:       ITEM 8:
-------                   -------------- --------- ----------- --------- ----------------    --------  ------------------
                                                               SHARES OR                               VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL INVESTMENT                    ------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   DISCRETION          MANAGERS  (A)    (B)    (C)
--------------            -------------- --------- ----------- --------- ----------------    --------  ----  ------  ----
                                                                         (A)    (B)    (C)             SOLE  SHARED  NONE
                                                                         ---    ---    ---             ----  ------  ----
3 M COMPANY               COMMON STOCK   88579Y101      975304   14015                 XX                     14015
WELLS FARGO & CO (NEW)    COMMON STOCK   949746101      203656    8575                 XX                      8575
WYETH                     COMMON STOCK   983024100      330924    6900                 XX                      6900
ZIMMER HOLDINGS INC       COMMON STOCK   98956P102      260972    3835                 XX                      3835
AGGREGATE TOTAL                                     26,553,702

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